Employee compensation	12 Months Ended
Mar. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, excluding government assistance and acquisition-related compensation, for the fiscal year ended March 31, 2023, was $396,926 (2022 - $341,851).
Share-based compensation and related costs were included in the following expenses:

	2023	2022
	$	$

Direct cost of revenues	6,945	6,345
General and administrative	33,963	26,377
Research and development	35,504	29,705
Sales and marketing	47,255	46,639
Restructuring	5,637	—

Total share-based compensation and related costs	129,304	109,066
Total share-based compensation and related costs for the fiscal year ended March 31, 2023 includes a reversal of $6,925 of share-based compensation expense for forfeited unvested stock options and forfeited unvested RSUs in connection with the restructuring announced in January 2023.
The amount recognized as an expense for the fiscal year ended March 31, 2023 for our defined contribution plans was $5,258 (2022 - $4,264).